Segment Information	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Segment Information
24.	Segment Information:

Following the acquisition of the MPC Capital on December 16, 2024, the Company determined that it operated in three reportable segments: (i) the dry bulk segment (ii) the containership segment and (iii) the asset management segment. These reportable segments reflect the Company’s internal organization and the way its chief operating decision maker (“CODM”), who is the Chief Executive Officer of the Company, reviews and analyzes the operating results and allocates capital within the Company. The CODM assesses segment performance using key financial measures, including revenues, operating expenses, segment operating income and net income. These metrics help the CODM assess segment profitability, optimize fleet deployment, control costs and determine capital allocation. Based on these segment performance trends, the CODM makes resource allocation decisions such as adjusting asset acquisition strategies, adjusting chartering strategies, prioritizing fleet expansion or disposals, and optimizing cost efficiencies to enhance profitability and overall segment performance. Further, the transport of dry bulk cargoes and containerized cargoes has different characteristics and the nature of trade, trading routes, charterers and cargo handling of differ in important respects. MPC Capital provides asset management services and it does not have similar economic characteristics to the other two segments. The Company does not disclose geographic information relating to its dry bulk and container ship segments because when it charters a vessel to a charterer, the charterer is free, subject to certain exemptions, to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable. For the asset management disclosure of geographic information refer to Note 18.

The table below presents information about the Company’s reportable segments as of and for the six months ended June 30, 2024, and 2025. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s unaudited interim condensed consolidated financial statements. Segment results are evaluated based on income from operations.

	Six months ended June 30, 2024			Six months ended June 30, 2025
	Dry bulk segment	Containership segment	Total	Dry bulk segment	Containership segment	Asset management segment	Total
- Vessel revenues	$30,244,797	$6,424,979	$36,669,776	$15,312,143	$6,170,124	$—	$21,482,267
- Revenue from services	—	—	—	—	—	16,803,545	16,803,545
Total revenues	$30,244,797	$6,424,979	$36,669,776	$15,312,143	$6,170,124	$16,803,545	$38,285,812
Voyage expenses (including charges from related party)	(1,701,922)	(310,852)	(2,012,774)	(1,341,234)	(435,583)	—	(1,776,817)
Vessel operating expenses	(12,379,672)	(2,277,979)	(14,657,651)	(8,387,369)	(1,857,355)	—	(10,244,724)
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)	—	—	—	—	—	(10,504,581)	(10,504,581)
Management fees to related parties	(2,127,788)	(358,904)	(2,486,692)	(1,953,033)	(335,610)	—	(2,288,643)
Depreciation and amortization	(4,630,403)	(2,757,452)	(7,387,855)	(4,778,984)	(724,256)	(1,149,915)	(6,653,155)
Provision for doubtful accounts	—	—	—	—	—	(15,459)	(15,459)
Net gain / (loss) on sale of vessels	19,307,595	—	19,307,595	(2,082,412)	80,766	—	(2,001,646)
Loss on vessels held for sale	—	—	—	(5,554,777)	—	—	(5,554,777)
Gain from a claim	1,411,356	—	1,411,356	—	—	—	—
Net gain on disposal of assets	—	—	—	—	—	410,099	410,099
Net gain from equity method investments	—	—	—	—	—	441,493	441,493
Net loss from equity method investments measured at fair value	—	—	—	—	—	(25,430,461)	(25,430,461)
Segments operating income/(loss)	$30,123,963	$719,792	$30,843,755	$(8,785,666)	$2,898,086	$(19,445,279)	$(25,332,859)
Interest and finance costs			(3,580,372)				(431,125)
Interest income			1,950,245				587,209
Foreign exchange losses			(10,599)				(1,301,795)
Less: Unallocated corporate general and administrative expenses			(3,387,071)				(9,547,735)
Less: Corporate Interest and finance costs			(424,322)				(2,762,996)
Less: Corporate Interest income			1,376,609				422,238
Less: Corporate exchange (losses)/ gains			(75,059)				162,197
Corporate: Net gain from equity method investments measured at fair value							615,812
Dividend income on equity securities			2,853,165				2,196,716
Dividend income from related party			707,777				703,889
Dividend income from equity method investments measured at fair value (related party)			—				10,610,587
Gains on equity securities			15,025,838				5,457,774
Other net			—				2,213,634
Net income / (loss), before taxes			$45,279,966				$(16,406,454)

A reconciliation of total segment assets to total assets presented in the accompanying unaudited interim consolidated balance sheets of December 31, 2024 and June 30, 2025, is as follows:
	As of December 31, 2024	As of June 30, 2025
Dry bulk segment	$194,561,173	$159,207,459
Containership segment	54,030,862	17,739,238
Asset management segment	308,393,047	313,840,644
Cash and cash equivalents (1)	53,677,612	19,331,794
Prepaid expenses and other assets (1)	186,714,227	192,690,362
Total consolidated assets	$797,376,921	$702,809,497

(1)	Refers to assets of other, non-vessel owning, entities included in the unaudited interim consolidated financial statements.